RETENTION RECEIVABLES, NET (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of retention receivables, net

Retention receivables, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Retention receivables	3,879,245	4,149,411
Less: allowance for credit loss	(510,000)	(420,000)
	3,369,245	3,729,411

Schedule of movement of provision for allowance for credit loss of retention receivables

Movement of provision for allowance for credit loss of retention receivables is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	307,040	510,000
Retrospective adjustment upon adoption of ASC 326	302,960	—
Reversal of provision for the year	(100,000)	(90,000)
Balance at end of the year	510,000	420,000